Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Subsidiaries

The accompanying consolidated financial statements include the accounts of Gravity and the following subsidiaries (collectively referred to as the “Company”). All intercompany balances and transactions have been eliminated in the consolidation.

Subsidiary	Year of Establishment	Year of Obtaining Control	Percentage of Ownership (%)
Gravity Interactive, Inc.	2003	2003	100.00
Gravity Entertainment Corporation	2003	2004	100.00
NeoCyon, Inc.	2000	2005	96.11
Gravity Games Corporation(*1)	2003	2010	85.50

(*1)

In October 2010, the Company acquired 50.83% ownership of Barunson Interactive Corporation. Based on the shareholders’ meeting held on March 28, 2011, Barunson Interactive Corporation changed its name to Gravity Games Corporation. In August 2013, the Company additionally acquired 34.67% of the share capital of Gravity Games Corporation through additional capital increase. As a result of increase in ownership interest, additional paid-in capital was decreased by ~~W~~319 million and non-controlling interest in subsidiaries increased by the same amount.

Subsidiaries Excluded from Consolidation

The subsidiary that was excluded from consolidation during the year ended December 31, 2015 is as follows:

Subsidiary	Reason
Gravity Middle East & Africa FZ LLC(*)	Liquidation

(*)

In November 2015, Gravity Middle East & Africa FZ LLC was liquidated in accordance with the law of United Arab Emirates. As a result of liquidation, the entire accumulated other comprehensive income balance of ~~W~~624 million that relates to Gravity Middle East & Africa FZ LLC was reclassified to other income.

Accounts Receivable and Total Revenue Risks and Uncertainties

As of December 31, 2013, 2014, and 2015, GungHo Online Entertainment, Inc. and LG Electronics Inc. are customers whose related accounts receivable and total revenue exceeds 10% of the Company’s total accounts receivable and total revenue, and the proportions are as follows:

		2013		2014		2015
Country	Customer	Accounts Receivable	Revenues	Accounts Receivable	Revenues	Accounts Receivable	Revenues
Japan	GungHo Online Entertainment, Inc.	30%	38%	25%	28%	23%	27%
Korea	LG Electronics Inc.	9%	6%	15%	8%	11%	12%

Property and Equipment Estimated Useful Lives

Property and equipment are stated at cost, less accumulated depreciation. Depreciation for property and equipment is computed using the straight-line method over the following estimated useful lives:

Computer and equipment	4 years
Furniture and fixtures	4 years
Software	3 years
Vehicles	4 years